Assets held for sale - Summary of Detailed Information of Assets Held for Sale (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line Items]
Cash and cash equivalents	¥ 12,659,622	¥ 8,982,404	¥ 9,412,060	¥ 7,516,966
Investments accounted for using the equity method	5,342,548	5,798,051	¥ 5,710,106
Land	1,351,625	1,428,122
Buildings	6,284,907	6,170,063
Machinery and equipment	17,509,377	16,621,243
Less - Accumulated depreciation and impairment losses	19,504,000	18,533,826
Total property, plant and equipment, net	17,067,365	15,333,693
Total	2,016,804	0
Short-term and current portion of long-term debt	17,581,104	15,829,516
Liabilities for quality assurance	2,097,943	1,965,748
Long-term debt	25,624,365	22,963,363
Total	694,547	0
Total	266,596	0
Assets held for sale [member]
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line Items]
Cash and cash equivalents	115,932	0
Trade accounts and other receivables	229,138	0
Inventories	230,229	0
Investments accounted for using the equity method	800,635
Land	165,526	0
Buildings	428,406	0
Machinery and equipment	698,884	0
Other property, plant and equipment	16,154	0
Total property, plant and equipment, at cost	1,308,970	0
Less - Accumulated depreciation and impairment losses	(826,852)	0
Total property, plant and equipment, net	482,118	0
Other assets	158,752	0
Liabilities directly associated with assets held for sale [member]
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line Items]
Trade accounts and other payables	227,966	0
Short-term and current portion of long-term debt	142,256	0
Accrued expenses	86,007	0
Liabilities for quality assurance	104,227	0
Long-term debt	21,317	0
Other liabilities	112,774	0
Other comprehensive income associated with assets held for sale [member]
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line Items]
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	148,535	0
Exchange differences on translating foreign operations	¥ 118,061	¥ 0